Details of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and deposits in bank	$ 19,025	$ 31,087
Time deposits	142,695	123,647
Cash and Cash Equivalents, at Carrying Value	$ 161,720	$ 154,734	$ 88,763	$ 53,889